Derivatives (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Forward contracts	$ 1,361	$ (1,009)	$ (165)
Total	$ 16,856	5,469	6,548
Location Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain on derivative instruments, net
Description of Location of Gain (Loss) on Cash Flow Hedge Ineffectiveness in Financial Statements	Gain on derivative instruments, net
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain on derivative instruments, net
Amount Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Non hedging interest rate swaps	$ 15,555	5,833	6,459
Ineffective portion of hedging interest rate swaps	(60)	645	254
Forward contracts	1,361	(1,009)	(165)
Total	$ 16,856	$ 5,469	$ 6,548